Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 04, 2016
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar. 04, 2016
Document Effective Date	Mar. 04, 2016
Prospectus Date	Feb. 29, 2016
Aberdeen Diversified Income Fund | Class A
Prospectus:
Trading Symbol	GMAAX
Aberdeen Diversified Income Fund | Class C
Prospectus:
Trading Symbol	GMACX
Aberdeen Diversified Income Fund | Class R
Prospectus:
Trading Symbol	GMRRX
Aberdeen Diversified Income Fund | Institutional Class
Prospectus:
Trading Symbol	GMAIX
Aberdeen Diversified Income Fund | Institutional Service Class
Prospectus:
Trading Symbol	GAMSX
Aberdeen Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	GMMAX
Aberdeen Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	GMMCX
Aberdeen Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	GAGRX
Aberdeen Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	GMMIX
Aberdeen Dynamic Allocation Fund | Institutional Service Class
Prospectus:
Trading Symbol	GAASX
Aberdeen Diversified Alternatives Fund | Class A
Prospectus:
Trading Symbol	GASAX
Aberdeen Diversified Alternatives Fund | Class C
Prospectus:
Trading Symbol	GAMCX
Aberdeen Diversified Alternatives Fund | Class R
Prospectus:
Trading Symbol	GASRX
Aberdeen Diversified Alternatives Fund | Institutional Class
Prospectus:
Trading Symbol	GASIX
Aberdeen Diversified Alternatives Fund | Institutional Service Class
Prospectus:
Trading Symbol	GAISX
Aberdeen European Equity Fund | Class A
Prospectus:
Trading Symbol	AEUAX
Aberdeen European Equity Fund | Class C
Prospectus:
Trading Symbol	AEUCX
Aberdeen European Equity Fund | Class R
Prospectus:
Trading Symbol	AERUX
Aberdeen European Equity Fund | Institutional Class
Prospectus:
Trading Symbol	AEUIX
Aberdeen European Equity Fund | Institutional Service Class
Prospectus:
Trading Symbol	AEUSX
Aberdeen Latin American Equity Fund | Class A
Prospectus:
Trading Symbol	ALEAX
Aberdeen Latin American Equity Fund | Class C
Prospectus:
Trading Symbol	ALECX
Aberdeen Latin American Equity Fund | Class R
Prospectus:
Trading Symbol	ALREX
Aberdeen Latin American Equity Fund | Institutional Class
Prospectus:
Trading Symbol	ALIEX
Aberdeen Latin American Equity Fund | Institutional Service Class
Prospectus:
Trading Symbol	ALESX